Finance debt - Fair value of long-term debt (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Borrowings
Financial liabilities, at fair value	€ 24,243	€ 21,011
Long-term and current portion of long-term ordinary bonds and sustainability-linked bond
Borrowings
Financial liabilities, at fair value	21,025	18,167
Long-term and current portion of long-term convertible sustainability-linked bonds
Borrowings
Financial liabilities, at fair value	1,061
Long-term and current portion of long-term bank debt
Borrowings
Financial liabilities, at fair value	1,652	2,733
Long-term and current portion of long-term debt with other financial institutions
Borrowings
Financial liabilities, at fair value	€ 505	€ 111